LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES
Note 5 - LEASES

a.
On August 15, 2024, the Company vacated its office spaces and facilities in Israel. On September 8, 2024, an early termination agreement for the operating lease was signed with the landlord, which included a termination penalty. As a result, the Company derecognized the right-of-use asset and the lease liability in its financial statements, recording a loss of $68 from the lease termination and an additional $18 from the disposal of leasehold improvements.

b.
On September 26, 2024 the Company signed a new lease agreement for an office in Israel starting November 1, 2024 and ending on October 31, 2026. The Company will pay a monthly payment of $10 to the lessor.

NOTE 4  - LEASES:

The Company leases offices for its facilities in Israel by way of an operating lease. The lease agreement for such offices is denominated in NIS and linked to the Israeli consumer price index (“CPI”).

The Company provided the lessor with a bank guarantee as a rental security. The bank in turn placed a pledge over restricted cash of $25.

The lease for the offices expires on July 31, 2025. The remaining lease term is up to 1.58 years as of December 31, 2023.

Operating lease costs for the years ended December 31, 2022 and 2023 are as follows:

	Year Ended December 31,
	2023	2022
Fixed payments and variable payments that depend on an index or rate:
Office and operational lease expenses	$131	$132
Variable lease cost (included in the operating lease costs)	$9	$3
Total operating lease costs	$140	$135

Operating cash flows, for amounts included in the measurement of lease liabilities, are as follows:

	Year Ended December 31,
	2023	2022
Office and operational spaces lease expenses	$101	$119

Supplemental information related to operating leases is as follows:

	Year Ended December 31,
	2023	2022
Operating lease right-of-use assets	$198	$305
Operating lease liabilities	$171	$271
Weighted average remaining lease term (years)	1.58	2.58
Weighted average discount rate	12.69%	12.69%

As of December 31, 2023, the Company has not entered into lease agreements that include options to extend them that are not included in the measurement of the lease liability.

The following table outlines maturities of the Company’s operating lease liabilities as of December 31, 2023:

Operating lease liabilities
2024	$117
2025	68
Total undiscounted lease payments	$185
Less – imputed interest	$14
Present value of lease liabilities	$171